SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF GEOGRAPHIC SEGMENTS

	March 31, 2022	December 31, 2021
Equipment
Canada	4	4
Greenland	11	12
Total	15	16

	March 31, 2022	December 31, 2021
Exploration and evaluation assets
Canada	2,517	2,495
Greenland	36,657	36,604
Total	39,174	39,099